INVENTORY (Details) - USD ($) $ in Millions	Jul. 04, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw materials	$ 59	$ 62
Finished goods	65	81
Operating and maintenance supplies	84	87
Inventory	208	230
Inventory provision	$ 19	$ 18